Segmentation of key figures (Details 6)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Customers with net sales over five percent	The Group’s largest, second-largest and third-largest customers account for approximately 16%, 13% and 7% of net sales, respectively (2017: 17%, 12% and 7% respectively; 2016: 16%, 12% and 6% respectively). All segments had sales to these customers in 2018, 2017 and 2016. No other customer accounted for 5% or more of net sales in any year.
Largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	16.00%	17.00%	16.00%
Highest amount of trade receivables	12.00%	14.00%
Second largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%	12.00%	12.00%
Highest amount of trade receivables	10.00%	9.00%
Third largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	7.00%	6.00%
Highest amount of trade receivables	6.00%	5.00%